Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations	12 Months Ended
Dec. 31, 2021
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Derivatives [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(28)
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Bonds [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	110
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Derivatives [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	18
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Bonds [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	147
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book USD Offshore Libor Derivatives [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(8)
Less than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book Spread USD On/Off Derivatives [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	1
Less than 1 year [Member] | CLP Bonds [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	306
Less than 1 year [Member] | CLF Bonds [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	306
Less than 1 year [Member] | USD Offshore Libor Derivatives [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(15)
Less than 1 year [Member] | Spread USD On/Off Derivatives [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(22)
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Derivatives [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(12)
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLP Bonds [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	81
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Derivatives [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	61
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book CLF Bonds [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	149
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book USD Offshore Libor Derivatives [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(16)
Greater than 1 year [Member] | Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book Spread USD On/Off Derivatives [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	8
Greater than 1 year [Member] | CLP Bonds [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	278
Greater than 1 year [Member] | CLF Bonds [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	309
Greater than 1 year [Member] | USD Offshore Libor Derivatives [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	(6)
Greater than 1 year [Member] | Spread USD On/Off Derivatives [Member]
Risk Management (Details) - Schedule of Adverse scenario market factors fluctuations [Line Items]
Reasonably possible increase (decrease) in risk assumption (bps)	2